Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	Defined pension				Other postretirement
	benefits				benefits
	Switzerland		International		International
($ in millions)	2018	2017	2018	2017	2018	2017
Benefit obligations at January 1,	4,055	3,708	7,892	7,188	132	147
Service cost	92	106	122	122	1	1
Interest cost	30	41	198	208	4	5
Contributions by plan participants	69	70	16	12	—	—
Benefit payments	(239)	(245)	(318)	(345)	(11)	(11)
Benefit obligations of businesses acquired (divested)	10	56	60	8	8	—
Actuarial (gain) loss	6	127	(92)	101	(12)	(11)
Plan amendments and other	(4)	23	(119)	(45)	—	(1)
Exchange rate differences	(26)	169	(330)	643	(2)	2
Benefit obligation at December 31,	3,993	4,055	7,429	7,892	120	132
Fair value of plan assets at January 1,	4,020	3,682	6,514	5,811	—	—
Actual return on plan assets	(41)	207	(184)	437	—	—
Contributions by employer	89	90	152	139	11	11
Contributions by plan participants	69	70	16	12	—	—
Benefit payments	(239)	(245)	(318)	(345)	(11)	(11)
Plan assets of businesses acquired (divested)	7	52	39	—	—	—
Plan amendments and other	—	(3)	(94)	(47)	—	—
Exchange rate differences	(26)	167	(259)	507	—	—
Fair value of plan assets at December 31,	3,879	4,020	5,866	6,514	—	—
Funded status - underfunded	(114)	(35)	(1,563)	(1,378)	(120)	(132)

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2018	2017	2016	2018	2017	2016
	Defined pension			Other postretirement
($ in millions)	benefits			benefits
Net actuarial (loss) gain	(2,628)	(2,321)	(2,237)	30	20	10
Prior service credit	74	99	108	23	27	31
Amount recognized in OCI(1) and NCI(2)	(2,554)	(2,222)	(2,129)	53	47	41
Taxes associated with amount recognized in OCI and NCI	535	503	487	—	—	—
Amount recognized in OCI and NCI, net of tax(3)	(2,019)	(1,719)	(1,642)	53	47	41
(1)	OCI represents “Accumulated other comprehensive loss”.
(2)	NCI represents “Noncontrolling interests”.
(3)	NCI, net of tax, amounted to $(1) million, $0 million, and $0 million at December 31, 2018, 2017 and 2016.

Schedule of amounts recognized in balance sheet

	December 31,
	2018	2017	2018	2017	2018	2017
	Defined pension				Other postretirement
	benefits				benefits
($ in millions)	Switzerland		International		International
Overfunded plans	24	60	59	62	—	—
Underfunded plans — current	—	—	(19)	(18)	(11)	(12)
Underfunded plans — non-current	(138)	(95)	(1,603)	(1,422)	(109)	(120)
Funded status - underfunded	(114)	(35)	(1,563)	(1,378)	(120)	(132)
Amounts reported as assets and liabilities held for sale	(93)	(133)	(120)	(106)	—	—

	December 31,
($ in millions)	2018	2017
Non-current assets
Overfunded pension plans	83	122
Other employee-related benefits	1	22
Pension and other employee benefits	84	144
Amounts reported as Non-current assets held for sale	1	1

	December 31,
($ in millions)	2018	2017
Current liabilities
Underfunded pension plans	(19)	(18)
Underfunded other postretirement benefit plans	(11)	(12)
Other employee-related benefits	(10)	(17)
Pension and other employee benefits	(40)	(47)
Amounts reported as Current liabilities held for sale	(4)	(7)

	December 31,
($ in millions)	2018	2017
Non-current liabilities
Underfunded pension plans	(1,741)	(1,517)
Underfunded other postretirement benefit plans	(109)	(120)
Other employee-related benefits	(246)	(245)
Pension and other employee benefits	(2,096)	(1,882)
Amounts reported as Non-current liabilities held for sale	(266)	(291)

Schedule of PBO in excess of fair value of plan assets or ABO in excess of fair value of plan assets

	PBO exceeds fair value of plan assets				ABO exceeds fair value of plan assets
($ in millions)	Switzerland		International		Switzerland		International
December 31,	2018	2017	2018	2017	2018	2017	2018	2017
PBO	3,482	3,557	6,897	7,477	3,482	3,557	6,872	5,864
ABO	3,482	3,557	6,743	7,235	3,482	3,557	6,724	5,725
Fair value of plan assets	3,344	3,461	5,275	6,038	3,344	3,461	5,254	4,453

Component of net periodic benefit cost

	Defined pension						Other postretirement
	benefits						benefits
	Switzerland			International			International
($ in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Operational pension cost:
Service cost	92	106	133	122	122	116	1	1	1
Operational pension cost	92	106	133	122	122	116	1	1	1
Non-operational pension cost (credit):
Interest cost	30	41	46	198	208	234	4	5	6
Expected return on plan assets	(117)	(112)	(130)	(305)	(295)	(272)	—	—	—
Amortization of prior service cost (credit)	(15)	10	36	1	1	4	(5)	(5)	(12)
Amortization of net actuarial loss	—	—	—	92	91	85	(1)	(1)	—
Curtailments, settlements and special termination benefits	—	—	—	23	16	41	—	(1)	—
Non-operational pension cost (credit)	(102)	(61)	(48)	9	21	92	(2)	(2)	(6)
Net periodic benefit cost	(10)	45	85	131	143	208	(1)	(1)	(5)

Weighted-average assumptions, Benefit obligation

	December 31,
	2018	2017	2018	2017	2018	2017
	Defined pension				Other postretirement
	benefits				benefits
(in %)	Switzerland		International		International
Discount rate	0.8	0.8	2.8	2.6	3.9	3.2
Rate of compensation increase	—	—	2.4	2.5	0.2	—
Rate of pension increase	—	—	1.4	1.5	—	—
Cash balance interest credit rate	1.0	1.0	1.6	1.7	—	—

Weighted-average assumptions, Net periodic benefit cost

	Defined pension						Other postretirement
	benefits						benefits
	Switzerland			International			International
(in %)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Discount rate	0.8	1.1	1.2	2.6	2.9	3.4	3.2	3.3	3.6
Expected long-term rate of return on plan assets	3.0	3.0	3.5	4.9	5.0	4.8	—	—	—
Rate of compensation increase	—	—	—	2.5	2.5	2.4	—	—	—
Cash balance interest credit rate	1.0	1.0	1.3	1.7	1.7	1.6	—	—	—

Health care cost trend assumptions

	December 31,
	2018	2017
Health care cost trend rate assumed for next year	6.7%	7.1%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2028	2028

Target asset allocation on weighted-average basis

	Target
(in %)	Switzerland	International
Asset class
Equity	19	22
Fixed income	54	61
Real estate	22	7
Other	5	10
	100	100

Fair value of pension plan assets by asset category

	December 31, 2018
			Not subject	Total
($ in millions)	Level 1	Level 2	to leveling(1)	fair value
Asset class
Equity
Equity securities	209	—	—	209
Mutual funds/commingled funds	—	1,433	39	1,472
Emerging market mutual funds/commingled funds	—	363	—	363
Fixed income
Government and corporate securities	524	997	—	1,521
Government and corporate—mutual funds/commingled funds	—	3,496	—	3,496
Emerging market bonds—mutual funds/commingled funds	—	729	—	729
Real estate	—	—	1,381	1,381
Insurance contracts	—	121	—	121
Cash and short-term investments	202	86	—	288
Private equity	—	—	139	139
Hedge funds	—	—	2	2
Commodities	—	24	—	24
Total	935	7,249	1,561	9,745

	December 31, 2017
			Not subject	Total
($ in millions)	Level 1	Level 2	to leveling(1)	fair value
Asset class
Equity
Equity securities	274	—	—	274
Mutual funds/commingled funds	—	1,726	46	1,772
Emerging market mutual funds/commingled funds	—	507	—	507
Fixed income
Government and corporate securities	564	1,092	—	1,656
Government and corporate—mutual funds/commingled funds	—	3,622	—	3,622
Emerging market bonds—mutual funds/commingled funds	—	708	—	708
Real estate	—	9	1,355	1,364
Insurance contracts	—	113	—	113
Cash and short-term investments	162	140	—	302
Private equity	—	—	128	128
Hedge funds	—	—	15	15
Commodities	—	73	—	73
Total	1,000	7,990	1,544	10,534
(1)	Amounts relate to assets measured using the NAV practical expedient which are not subject to leveling.

Schedule of employer contributions to pension and other postretirement benefit plans

	Defined pension				Other postretirement
	benefits				benefits
	Switzerland		International		International
($ in millions)	2018	2017	2018	2017	2018	2017
Total contributions to defined benefit pension and other postretirement benefit plans	89	90	152	139	11	11
Of which, discretionary contributions to defined benefit pension plans	—	—	25	15	—	—

Expected future cash flows of pension and postretirement benefit plans

	Defined pension		Other postretirement
	benefits		benefits
($ in millions)	Switzerland	International	International
2019	357	338	11
2020	271	348	11
2021	233	345	11
2022	228	350	10
2023	213	350	10
Years 2024 - 2028	941	1,840	42